Income Taxes	3 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company is a Bermuda exempted company. Bermuda enacted a corporate income tax which became effective January 1, 2025. The Company and its subsidiaries are currently not within the scope of the Bermuda Corporate Income Tax Act and will not be subject to income tax in Bermuda. However, the Company's subsidiaries are subject to taxation in certain foreign jurisdictions, including the US, in which such subsidiaries conduct business.

The following table summarizes the Company's effective tax rate:

	Three Months Ended March 31,
	2026	2025
Effective income tax rate	7.7%	8.8%
The Company has computed the provision for income taxes based on the estimated annual effective tax rate and the application of discrete items, if any, in the applicable period. The decrease in the effective tax rate for the three months ended March 31, 2026, compared to the same period in 2025, was primarily due to a benefit from the purchase of energy tax credits.